Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit/(loss) before taxation	$ 12,816	$ 6,343	$ (726)
Deduct: share of profit after tax of equity accounted units	(339)	(321)	(361)
Parent companies' and subsidiaries' profit/(loss) before tax	12,477	6,022	(1,087)
Prima facie tax payable/(receivable) at UK rate of 19 per cent (2016: 20 per cent; 2015: 20 per cent)	2,371	1,204	(217)
Higher rate of taxation on Australian underlying earnings	1,069	604	506
Impact of items excluded in arriving at underlying earnings
– Impairment charges net of reversals	10	(16)	615
– Gains and losses on disposal of businesses	(123)	30	(11)
– Exchange and gains/losses on derivatives	(48)	(33)	481
– Onerous port and rail contracts		(46)
– Closure provision for legacy operations		(40)
– Tax provision		380
– Adjustment to deferred tax assets relating to expected divestments	202		(250)
– Other exclusions	14	(48)	(17)
– Changes in corporate tax rates in the US and France	439
Impact of changes in tax rates and laws	21	(9)	(3)
Other tax rates applicable outside the UK and Australia on underlying earnings	(92)	(283)	(68)
Resource depletion and other depreciation allowances	(33)	(15)	(15)
Research, development and other investment allowances	(13)	(15)	(21)
Recognition of previously unrecognised deferred tax assets	(40)	(154)	(40)
Write-down of previously recognised deferred tax assets	160
Unrecognised current year operating losses	26	25	45
Other items	2	(17)	(12)
Taxation charge	$ 3,965	$ 1,567	$ 993